Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements		$ 2,000		$ 2,000		$ 866,000
Recurring fair value measurements, gains (losses) during period		170,000		854,000		387,228
Stonepeak and Evolve Unvested Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements						8,677,000
Recurring fair value measurements, gains (losses) during period				8,677,000		(699,628)
Institutional/Accredited Investor Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements		218,884		218,884
Recurring fair value measurements, gains (losses) during period		1,682,700		1,682,700
Derivative liability - non-controlling redeemable preferred shares [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements		359,225		359,225
Recurring fair value measurements, gains (losses) during period		(40,245)		(19,309)
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	$ 4	2,000	$ 4	2,000		866,000
Fair Value, Inputs, Level 3 [Member] | Stonepeak and Evolve Unvested Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements						8,677,000
Fair Value, Inputs, Level 3 [Member] | Institutional/Accredited Investor Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	76,271	218,884	76,271	218,884	218,884
Fair Value, Inputs, Level 3 [Member] | Derivative liability - non-controlling redeemable preferred shares [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	285,640	359,225	285,640	359,225
Fair Value, Inputs, Level 3 [Member] | Total recurring fair value measurements [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	361,915	580,109	361,915	580,109	580,109	10,054,948
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	4		4
Recurring fair value measurements, gains (losses) during period	212		1,996
Fair Value, Inputs, Level 1 [Member] | Stonepeak and Evolve Unvested Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements
Recurring fair value measurements, gains (losses) during period					8,677,000
Fair Value, Inputs, Level 1 [Member] | Institutional/Accredited Investor Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	76,271		76,271		218,884
Recurring fair value measurements, gains (losses) during period	214,361		142,613		2,445,462
Fair Value, Inputs, Level 1 [Member] | Derivative liability - non-controlling redeemable preferred shares [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	285,640		285,640
Recurring fair value measurements, gains (losses) during period	67,366		73,585
Fair Value, Inputs, Level 1 [Member] | Total recurring fair value measurements [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements	361,915	580,109	361,915	580,109	580,109	10,054,948
Recurring fair value measurements, gains (losses) during period	281,939	1,812,455	218,194	11,194,391	12,139,185	(326,742)
Fair Value, Inputs, Level 2 [Member] | Stonepeak and Evolve Unvested Warrants [Member]
Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on the Condensed Consolidated Balance Sheet [Line Items]
Total recurring fair value measurements